UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):            [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
           -----------------------------------------------------
Address:   214 North Tryon Street, Suite 3000
           -----------------------------------------------------
           Charlotte, North Carolina 28202
           -----------------------------------------------------


Form 13F File Number: 028-13383
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ian Banwell
        ----------------------------------------------------
Title:  Manager, Chief Executive Officer
        ----------------------------------------------------
Phone:  (704) 208-3600
        ----------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Ian Banwell                    Charlotte, North Carolina          8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              16

Form 13F Information Table Value Total:  $      190,895
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name

     1             028-13407                    St. George Partners, LLC
     2             028-13408                    Ian Banwell




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANNALY CAP MGMT INC         COM              035710409    3,356  200,000 SH       DEFINED    1,2      200,000      0    0
BARCLAYS BK PLC             DJUBS CMDT ETN36 06738C778      509   12,680 SH       DEFINED    1,2       12,680      0    0
CITIGROUP INC               COM NEW          172967424   10,767  392,800 SH       DEFINED    1,2      392,800      0    0
DIRECTV                     COM CL A         25490A101    4,882  100,000 SH       DEFINED    1,2      100,000      0    0
ISHARES TR                  JPMORGAN USD     464288281    8,604   75,000 SH       DEFINED    1,2       75,000      0    0
ISHARES TR                  RUSSELL1000VAL   464287598   20,466  300,000 SH       DEFINED    1,2      300,000      0    0
MICROSOFT CORP              COM              594918104    2,533   82,800 SH       DEFINED    1,2       82,800      0    0
MORGAN STANLEY              COM NEW          617446448    6,922  474,451 SH       DEFINED    1,2      474,451      0    0
POWERSHS DB MULTI SECT COMM PS DB AGRICUL FD 73936B408    1,693   60,000 SH       DEFINED    1,2       60,000      0    0
SELECT SECTOR SPDR TR       SBI INT-INDS     81369Y704    1,543   43,268 SH       DEFINED    1,2       43,268      0    0
SMITHFIELD FOODS INC        COM              832248108   17,326  801,000 SH       DEFINED    1,2      801,000      0    0
SMITHFIELD FOODS INC        COM              832248108    2,163  100,000 SH  CALL DEFINED    1,2      100,000      0    0
SOUTHERN COPPER CORP        COM              84265V105    1,103   35,000 SH       DEFINED    1,2       35,000      0    0
SPDR S&P 500 ETF TR         TR UNIT          78462F103   59,886  440,000 SH  CALL DEFINED    1,2      440,000      0    0
SPDR S&P 500 ETF TR         TR UNIT          78462F103   48,998  360,000 SH  PUT  DEFINED    1,2      360,000      0    0
STAR BULK CARRIERS CORP     COM              Y8162K105      144  199,976 SH       DEFINED    1,2      199,976      0    0
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